Warrants - Additional Information (Detail) (USD $)			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants	Jun. 30, 2012 Series A Warrant	Mar. 31, 2012 Series A Warrant	Oct. 31, 2011 2011 Private Placement	Dec. 31, 2011 2011 Private Placement	Dec. 31, 2011 2011 Private Placement Common Stock	Mar. 31, 2012 2011 Private Placement Series A Warrant	Dec. 31, 2011 2011 Private Placement Series A Warrant	Oct. 31, 2011 2011 Private Placement Series A Warrant
Class of Warrant or Right [Line Items]
Weighted average exercise price of the warrants	2.26	2.26
Private placement, sale of units											2,500,000
Private placement, price per unit											$ 0.60
Shares of common stock per each unit sold											1
Number of stock purchase warrants per each unit sold											1
Warrant, weighted average exercise price					2.00	2.00	3.00	3.00	1.25	1.25				1.25		1.25
Series A warrants, expiration period														2 years		2 years
Proceeds from issuance of private placement												$ 704,870
Common stock, shares issued													1,174,785
Common stock, warrants Issued															1,174,785
Business Acquisition, common stock issued as consideration			8,870,000	8,870,000
Business Acquisition, warrants issued as consideration					2,520,000	2,520,000	2,520,000	2,520,000
Warrant, exercise period					5 years	5 years	7 years	7 years
Maximum number of warrants and common stock issued in Share Exchange Agreement as a percentage of shares of common stock issued and outstanding at the time of exercise.	49.90%	49.90%